Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Operating Segment Assets and Liabilities

Reportable segment	Principal activities
Precision Medicine
Commercial sales of Illuccix, Gozellix and other diagnostic products subsequent to obtaining regulatory approvals. This segment includes the development activities of the Group’s diagnostic pipeline. The Group’s International and Medical Technologies businesses are operating segments that are included within the Precision Medicine reportable segment due to the similar nature of the diagnostic products being sold or developed for commercialization.

Therapeutics
Developing the Group’s core therapeutic pipeline for commercialization. This segment includes revenue received from license agreements prior to commercialization, income from collaboration agreements and research and development services. This segment includes the development activities of the
Group’s therapeutic pipeline.

Manufacturing Solutions
This segment comprises revenues and costs associated with the Group's radiopharmacy network, other manufacturing facilities and assets associated with the Group’s vertically integrated manufacturing and supply chain. This business includes facilities at Brussels South, IsoTherapeutics, TMS Sacramento, North
Melbourne, ARTMS and RLS Radiopharmacies.

For the half-year ended	Precision Medicine	Therapeutics	Manufacturing Solutions	Inter- segment eliminations	Total segment	1.
June 30, 2026	US$'000	US$'000	US$'000	US$'000	US$'000
Revenue from contracts with customers	388,633	-	88,717	-	477,350
Inter-segment revenue	-	-	57,543	(57,543)	-
Cost of sales	(134,600)	-	(138,435)	56,034	(217,001)
Gross profit	254,033	-	7,825	(1,509)	260,349
Other income	-	40,000	-	-	40,000
Research and development costs	(54,482)	(67,968)	(2,828)	1,450	(123,828)
Selling and marketing expenses	(49,236)	-	(9,122)	-	(58,358)
Manufacturing and distribution costs	(6,625)	(2,348)	(19,740)	-	(28,713)
General and administration costs	(12,508)	(2,215)	(8,902)	-	(23,625)
Other gains/(losses) (net)	1,195	1,240	(176)	-	2,259
Operating profit/ (loss)	132,377	(31,291)	(32,943)	(59)	68,084
Other (gains)/losses (net)	(1,195)	(1,240)	176	-	(2,259)
Depreciation and amortization	707	149	9,811	-	10,667
Adjusted earnings/ (loss) before interest, tax, depreciation and amortization	131,889	(32,382)	(22,956)	(59)	76,492

For the half-year ended	Precision Medicine	Therapeutics	Manufacturing Solutions	Inter-segment eliminations	Total segment	1.
June 30, 2025	US$'000	US$'000	US$'000	US$'000	US$'000
Revenue from contracts with customers	305,835	3,994	80,530	-	390,359
Inter-segment revenue	-	-	33,761	(33,761)	-
Cost of sales	(108,839)	(108)	(103,485)	30,696	(181,736)
Gross profit	196,996	3,886	10,806	(3,065)	208,623
Research and development costs	(38,116)	(43,868)	(2,664)	3,065	(81,583)
Selling and marketing expenses	(40,886)	(464)	(7,623)	-	(48,973)
Manufacturing and distribution costs	(4,105)	(1,710)	(13,034)	-	(18,849)
General and administration costs	(11,317)	(2,002)	(7,116)	-	(20,435)
Other (losses)/gains (net)	(1,593)	19	27	-	(1,547)
Operating profit/(loss)	100,979	(44,139)	(19,604)	-	37,236
Other losses/(gains) (net)	1,593	(19)	(27)	-	1,547
Depreciation and amortization	2,074	117	6,969	-	9,160
Adjusted earnings/(loss) before interest, tax, depreciation and amortization	104,646	(44,041)	(12,662)	-	47,943

		June 30 2026	June 30 2025
	Note	US$'000	US$'000
Total segment adjusted EBITDA		76,492	47,943
Unallocated income, expenses and eliminations:
General and administration costs		(25,038)	(27,288)
Other gains/(losses) (net)		5,575	(1,105)
Finance income		2,274	3,616
Finance costs	4.5	(19,388)	(18,842)
Depreciation and amortization	4.3	(10,667)	(9,160)
Profit/(loss) before income tax		29,248	(4,836)

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment	Reconciling items	Group	1.
June 30, 2026	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Total assets	323,308	232,997	523,819	1,080,124	281,727	1,361,851
Total liabilities	157,343	25,828	141,994	325,165	549,011	874,176
Additions to non- current assets	668	172	23,658	24,498	—	24,498

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment	Reconciling items	Group
December 31, 2025	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Total assets	233,252	228,110	515,429	976,791	187,195	1,163,986
Total liabilities	159,523	17,099	156,599	333,221	415,389	748,610
Additions to non- current assets	19,503	67,715	324,472	411,690	7,840	419,530

Schedule of Geographical Information

	June 30, 2026	June 30, 2025
	Revenue by location of customer	Revenue by location of customer
	US$'000	US$'000
United States	468,074	381,051
Other countries	9,276	9,308
Total	477,350	390,359

	June 30, 2026	December 31, 2025
	Non-current assets by location of asset	Non-current assets by location of asset
	US$'000	US$'000
Australia	110,383	101,753
Belgium	58,441	59,460
Canada	83,156	86,643
United Kingdom	39,146	37,071
United States	492,532	481,181
Other countries	4,877	8,245
Total	788,535	774,353